Note 12 - Other Receivables	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
12.	Other receivables

The Company’s other receivables arise from
two
main sources: receivables due from related parties and harmonized services tax (“HST”) and value added tax (“VAT”) receivable from government taxation authorities. These are broken down as follows:

	August 31, 2018	August 31, 2017

Receivable from related parties	$40,086	$43,497
HST and VAT receivable	171,837	169,533
Other	52,880	115,978
Other Receivables	$264,803	$329,008

Below is an aged analysis of the Company’s other receivables:

	August 31, 2018	August 31, 2017

Less than 1 month	$4,390	$50,715
1 to 3 months	47,036	11,870
Over 3 months	213,377	266,423
Total Other Receivables	$264,803	$329,008

At
August
31,
2018,
the Company anticipates full recovery of these amounts and therefore no
impairment has been recorded against these receivables. The credit risk on the receivables has been further discussed in Note
11.

The Company holds
no
collateral for any receivable amounts outstanding as at
August
31,
2018.